LOSS PER SHARE (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Anti-dilutive securities excluded from calculation of diluted loss per share	12,191,029	23,264,073	13,528,092